Long Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Notes Payable
Notes payable of BioZone Labs	June 30, 2012	December 31, 2011
Capitalized lease obligations bearing interest at rates ranging from 8.6% to 16.3%, payable in monthly installments of $168 to $1,589, inclusive of interest	$223,873	$307,255
City of Pittsburg Redevelopment Agency, 3% interest, payable in monthly installments of $3,640 inclusive of interest	242,627	257,639
Other	91,593	90,000
Notes payable of 580 Garcia Properties
Mortgage payable of 580 Garcia collateralized by the land and building payable in monthly installments of $20,794, inclusive of interest at 7.24% per annum	2,613,675	2,643,438
	$3,171,768	$3,298,332
Less: current portion	217,755	260,741
Total	$2,954,013	$3,037,591